Convertible Promissory Notes and Fair Value Measurements (Details 2)	12 Months Ended
Dec. 31, 2013
Convertible Promissory Notes and Fair Value Measurements [Abstract]
Expected term	1 year
Expected volatility	116.00%
Risk free rate	1.20%
Dividend Yield	0.00%